Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expense (Benefit)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of Income Tax Expense Benefit Abstract
Tax provision at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	2.00%	6.90%
Permanent Items	0.00%	(0.20%)
162(m) Limitations	(0.60%)	0.00%
Equity Compensation	0.20%	(0.10%)
Deferred Adjustments	(1.70%)	(0.10%)
Return to provision adjustments	(0.10%)	0.00%
Nondeductible Loss on Debt Extinguishment	(14.40%)	0.00%
Increase/(decrease) in valuation reserve	(6.40%)	(27.50%)
Effective income tax rate	0.00%	0.00%